Accounts Receivable And Accrued Revenues (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable And Accrued Revenues [Abstract]
Trade Receivable and Accrued Revenues	$ 606	$ 1,223
Prepaids	25	60
Deposits and Other	18	30
Accounts Receivable and Accrued Revenues Gross	649	1,313
Allowance for Doubtful Accounts	(4)	(6)
Accounts Receivable and Accrued Revenues	$ 645	$ 1,307